EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net income/(loss) and share data used in the earnings per share calculation
The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2022	2021
Net income	100,021	59,969

Weighted average number of ordinary shares	53,136,864	53,487,062
Share options	272,476	156,000
Weighted average number of ordinary shares, adjusted for dilution	53,409,340	53,643,062

Earnings per share:
Basic	1.88	1.12
Diluted	1.87	1.12